Stockholders' Equity (Tables) (Inventergy Inc [Member])	12 Months Ended
Dec. 31, 2013
Inventergy Inc [Member]
Shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance were as follows as of December 31, 2013:

Series A redeemable convertible preferred stock	6,176,748
Options to purchase common stock	915,000
Options available for future issuance	910,000

Total	8,001,748

Redeemable Convertible preferred stock
Redeemable convertible preferred stock as of December 31, 2013 consists of the following:

Redeemable Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	5,000,000	$16,050,000
Series A-2	$1.6996	1,176,748	1,176,748	1,176,748	$3,777,361